SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Fair Value Measurements, hierarchy
Description	Level 1	Level 2	Level 3
Derivative	$—	$—	$2,583,567
Total	$—	$—	$2,583,567